As filed with the Securities and Exchange Commission on May 20, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-06628

The Yacktman Funds, Inc
(Exact name of registrant as specified in charter)

6300 Bridgeport Parkway
Building One, Suite 320
Austin, TX 78730
(Address of principal executive offices) (Zip code)

Donald A. Yacktman
c/o Yacktman Asset Management Co.
6300 Bridgeport Parkway
Building One, Suite 320
Austin, TX 78730
(Name and address of agent for service)

512-767-6700
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments
March 31, 2009
The Yacktman Fund
(Unaudited)
				Number of
				Shares	Value
COMMON STOCKS - 85.75%
Banks - 3.14%
Bank of America Corp.				352,000	$2,400,640
Barclays PLC - ADR				171,000	1,453,500
The Bancorp, Inc. (a)				676,354	2,854,214
U.S. Bancorp				100,000	1,461,000
					8,169,354
Beverages - 14.18%
Coca-Cola Co.				570,000	25,051,500
PepsiCo, Inc.				230,000	11,840,400
					36,891,900
Building Products - 2.42%
USG Corp. (a)				825,950	6,285,480
Computers & Peripherals - 1.75%
Dell, Inc. (a)				480,000	4,550,400
Consumer Finance - 1.23%
American Express Co.				235,000	3,203,050
Diversified Financials - 7.09%
AmeriCredit Corp. (a)				2,756,000	16,150,160
Resource America, Inc.				579,551	2,312,408
					18,462,568
Food Products - 3.86%
Lancaster Colony Corp.				242,500	10,058,900
Health Care Providers & Services - 3.60%
UnitedHealth Group, Inc.				249,000	5,211,570
WellPoint, Inc. (a)				109,500	4,157,715
					9,369,285
Household Durables - 0.84%
Furniture Brands International, Inc.				1,483,000	2,180,010
Household Products - 2.35%
Procter & Gamble Co.				130,000	6,121,700
Industrial Conglomerates - 0.66%
Tyco International Ltd.				87,500	1,711,500
Insurance - 0.02%
MGIC Investment Corp.				30,000	42,600
Internet Retail - 5.31%
eBay, Inc. (a)				1,100,000	13,816,000
Media - 22.30%
Comcast Corp.				100,000	1,287,000
Dish Network Corp. (a)				420,000	4,666,200
Liberty Media Holding Corp., Interactive-Series A (a)				3,500,000	10,150,000
News Corp.				2,019,000	13,365,780
Viacom, Inc., Class B (a)				1,440,000	25,027,200
The Walt Disney Co.				194,700	3,535,752
					58,031,932
Oil, Gas & Consumable Fuels - 3.31%
ConocoPhillips				220,000	8,615,200
Pharmaceuticals - 2.51%
Pfizer, Inc.				480,000	6,537,600
Software - 8.05%
Microsoft Corp.				1,140,000	20,941,800
Specialty Retail - 3.13%
Abercrombie & Fitch Co. - Class A				145,000	3,451,000
Home Depot, Inc.				50,000	1,178,000
Williams-Sonoma, Inc.				350,000	3,528,000
					8,157,000
TOTAL COMMON STOCKS (Cost $283,760,849)					223,146,279
CONVERTIBLE PREFERRED STOCKS - 2.85%
Advertising - 2.85%
Interpublic Group of Cos., Inc. (c)				18,500	7,423,125
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,805,425)					7,423,125
PREFERRED STOCKS - 3.45%
Diversified Financials - 2.79%
Federal National Mortgage Association				404,243	300,702
SLM Corp.				324,200	6,970,300
					7,271,002
Insurance - 0.28%
American International Group, Inc.				225,000	726,750
Regional Banks - 0.38%
Bac Capital Trust I				25,000	296,750
Bac Capital Trust X				65,000	691,600
					988,350
TOTAL PREFERRED STOCKS (Cost $11,315,164)					8,986,102
				Principal
				Amount	Value
CONVERTIBLE BONDS - 0.75%
Mortgage REITs - 0.75%
Rait Financial Trust
6.875%, 04/15/2027
(acquired on 08/20/07) (b)				$6,750,000	1,949,062
TOTAL CONVERTIBLE BONDS (Cost $4,637,786)					1,949,062
CORPORATE BONDS - 3.66%
Diversified Telecommunication Services - 0.87%
Embarq Corp.
7.995%, 06/01/2036				3,000,000	2,255,085
Advertising - 1.92%
Interpublic Group of Cos., Inc.
6.250%, 11/15/2014				5,250,000	3,333,750
Interpublic Group of Cos., Inc.
7.250%, 08/15/2011				2,000,000	1,665,000
					4,998,750
Specialty Retail - 0.87%
Limited Brands, Inc.
7.600%, 07/15/2037				4,000,000	2,269,068
TOTAL CORPORATE BONDS (Cost $7,475,988)					9,522,903
SHORT TERM INVESTMENTS - 2.98%
Commercial Paper - 2.98%
Intesa Funding
0.000%, 04/01/2009				7,746,000	7,746,000
Demand Notes - 0.00%
U.S. Bancorp
0.000% (d)				13,770	13,770
TOTAL SHORT TERM INVESTMENTS (Cost $7,759,770)					7,759,770
Total Investments (Cost $322,754,982) - 99.44%					258,787,241
Other Assets in Excess of Liabilities - 0.56%					1,452,186
TOTAL NET ASSETS - 100.00%					$260,239,427

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933.
(c)	As of March 31, 2009, the Adviser has fair valued this security.
(d)	Variable rate security. Rate shown represents the rate as of March 31, 2009.

	The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

	Cost of investments		$322,754,982
	Gross unrealized appreciation		18,851,601
	Gross unrealized depreciation		(82,819,342)
	Net unrealized appreciation		($63,967,741)

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2009

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets:
Investment in Securities	$ 258,787,241	$ 239,555,506	$ 19,231,735	$ —
Other Financial Instruments	$ —	$ —	$ —	$ —
Total	$ 258,787,241	$ 239,555,506	$ 19,231,735	$ —

Schedule of Investments
March 31, 2009
The Yacktman Focused Fund
(Unaudited)
				Number of
				Shares	Value
COMMON STOCKS - 84.27%
Auto Manufacturers - 4.02%
Toyota Industries Corporation - ADR (c)				125,000	$2,651,362
Banks - 2.44%
The Bancorp, Inc. (a)				191,326	807,396
Bank of America Corp.				67,000	456,940
Barclays PLC - ADR				40,500	344,250
					1,608,586
Beverages - 11.71%
Coca-Cola Co.				120,000	5,274,000
PepsiCo, Inc.				47,500	2,445,300
					7,719,300
Building Products - 2.02%
USG Corp. (a)				175,000	1,331,750
Computers & Peripherals - 1.51%
Dell, Inc. (a)				105,000	995,400
Consumer Finance - 1.03%
American Express Co.				50,000	681,500
Diversified Financials - 9.92%
AmeriCredit Corp. (a)				1,018,000	5,965,480
Resource America, Inc.				143,700	573,363
					6,538,843
Diversified Telecommunication Services - 0.92%
Sprint Nextel Corp. (a)				170,000	606,900
Food Products - 3.77%
Lancaster Colony Corp.				60,000	2,488,800
Health Care Providers & Services - 3.40%
UnitedHealth Group, Inc.				60,000	1,255,800
WellPoint, Inc. (a)				26,000	987,220
					2,243,020
Household Durables - 0.72%
Furniture Brands International, Inc.				325,000	477,750
Internet Retail - 6.95%
eBay, Inc. (a)				365,000	4,584,400
Media - 21.56%
Dish Network Corp. (a)				87,000	966,570
Liberty Media Holding Corp., Interactive-Series A (a)				840,000	2,436,000
News Corp.				670,000	4,435,400
Viacom, Inc. (a)				367,000	6,378,460
					14,216,430
Oil, Gas & Consumable Fuels - 2.82%
ConocoPhillips				47,500	1,860,100
Pharmaceuticals - 1.96%
Pfizer, Inc.				95,000	1,293,900
Software - 7.52%
Microsoft Corp.				270,000	4,959,900
Specialty Retail - 2.00%
Abercrombie & Fitch Co. - Class A				30,000	714,000
Williams-Sonoma, Inc.				60,000	604,800
					1,318,800
TOTAL COMMON STOCKS (Cost $71,068,381)					55,576,741
CONVERTIBLE PREFERRED STOCKS - 3.04%
Advertising - 3.04%
Interpublic Group of Cos., Inc. (c)				5,000	2,006,250
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,125,000)					2,006,250
PREFERRED STOCKS - 1.79%
Diversified Financials - 1.06%
Federal National Mortgage Association				86,949	68,427
SLM Corp.				29,503	634,314
					702,741
Insurance - 0.33%
American International Group, Inc.				67,000	216,410
Regional Banks - 0.40%
Bac Capital Trust XII				23,000	264,270
TOTAL PREFERRED STOCKS (Cost $1,375,303)					1,183,421
				Principal
				Amount	Value
CONVERTIBLE BONDS - 1.31%
Consumer Finance - 0.67%
AmeriCredit Corp.
0.750%, 09/15/2011				$1,000,000	445,000
Mortgage REITs - 0.64%
Rait Financial Trust
6.875%, 04/15/2027
(Acquired on 08/20/07) (b)				1,450,000	418,688
TOTAL CONVERTIBLE BONDS (Cost $1,437,390)					863,688
CORPORATE BONDS - 2.74%
Advertising - 1.45%
Interpublic Group of Cos., Inc.
6.250%, 11/15/2014				1,500,000	952,500
Specialty Retail - 1.29%
Limited Brands, Inc.
7.600%, 07/15/2037				1,500,000	850,901
TOTAL CORPORATE BONDS (Cost $1,514,935)					1,803,401
SHORT TERM INVESTMENTS - 5.92%
Commercial Paper - 5.65%
American Express
0.000%, 04/01/2009				1,861,000	1,861,000
Intesa Funding
0.000%, 04/01/2009				1,861,000	1,861,000
					3,722,000
Demand Notes - 0.27%
US Bancorp
0.000% (d)				179,605	179,605
TOTAL SHORT TERM INVESTMENTS (Cost $3,901,605)					3,901,605
Total Investments (Cost $81,422,614) - 99.07%					65,335,106
Other Assets in Excess of Liabilities - 0.93%					613,023
TOTAL NET ASSETS - 100.00%					$65,948,129

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933.
(c)	As of March 31, 2009, the Adviser has fair valued this security.
(d)	Variable rate security. Rate show represents the rate as of March 31, 2009.

	The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

	Cost of investments		$81,422,614
	Gross unrealized appreciation		3,524,098
	Gross unrealized depreciation		(19,611,606)
	Net unrealized appreciation		-16,087,508

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2009

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets:
Investment in Securities	$ 65,335,106	$ 58,766,413	$ 6,568,693	$ —
Other Financial Instruments*	$ —	$ —	$ —	$ —
Total	$ 65,335,106	$ 58,766,413	$ 6,568,693	$ —

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Yacktman Funds, Inc.

By (Signature and Title)   /s/ Donald A. Yacktman
   Donald A. Yacktman, President

Date   5/15/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Donald A. Yacktman
Donald A. Yacktman, President & Treasurer

Date  5/15/09

* Print the name and title of each signing officer under his or her signature.